Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cohen & Steers Institutional Global Realty Shares, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	csigrsi_SupplementTextBlock
COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC. (GRSIX)
Supplement dated October 30, 2015 to the
Summary Prospectus and Prospectus dated May 1, 2015
The "Fund Fees and Expenses" tables in the Summary Prospectus and Prospectus are hereby replaced in their entirety:
FUND FEES AND EXPENSES
This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee	1.00%
Other Expenses	0.01%

Total Annual Fund Operating Expenses(1)	1.01%
Fee Waiver/Expense Reimbursement(1)	(0.01)%

Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)(1)	1.00%

(1)	Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the "Advisor"), has contractually agreed to waive its fee and/or reimburse the Fund so that total annual Fund operating expenses (excluding brokerage fees and commissions, taxes, and, upon approval of the Board, extraordinary expenses) never exceed 1.00% of average daily net assets. This commitment is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment management agreement between the Advisor and the Fund.

Cohen & Steers Institutional Global Realty Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csigrsi_SupplementTextBlock
COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC. (GRSIX)
Supplement dated October 30, 2015 to the
Summary Prospectus and Prospectus dated May 1, 2015
The "Fund Fees and Expenses" tables in the Summary Prospectus and Prospectus are hereby replaced in their entirety:
FUND FEES AND EXPENSES
This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee	1.00%
Other Expenses	0.01%

Total Annual Fund Operating Expenses(1)	1.01%
Fee Waiver/Expense Reimbursement(1)	(0.01)%

Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)(1)	1.00%

(1)	Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the "Advisor"), has contractually agreed to waive its fee and/or reimburse the Fund so that total annual Fund operating expenses (excluding brokerage fees and commissions, taxes, and, upon approval of the Board, extraordinary expenses) never exceed 1.00% of average daily net assets. This commitment is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment management agreement between the Advisor and the Fund.

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Cohen & Steers Institutional Global Realty Shares | Cohen & Steers Institutional Global Realty Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	1.00%	[1]

[1]	Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the "Advisor"), has contractually agreed to waive its fee and/or reimburse the Fund so that total annual Fund operating expenses (excluding brokerage fees and commissions, taxes, and, upon approval of the Board, extraordinary expenses) never exceed 1.00% of average daily net assets. This commitment is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment management agreement between the Advisor and the Fund.